Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Schedule of cash flows provided by (used in) the discontinued operations
	Year ended December 31,
	2019	2018

Operating activities	$(1,024)	$(439)

Investing activities	724	14

Financing activities	$-	$-